Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 30,958	[1]	€ 28,181
Vested share-based payments	2,172		2,782
Currency Translation differences subsidiaries	42		(5)
Other reserves ending balance	33,172		30,958	[1]
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	15,803		13,021
Vested share-based payments	2,172		2,782
Other reserves ending balance	17,975		15,803
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631		16,631
Other reserves ending balance	16,631		16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	(1,476)		(1,472)
Currency Translation differences subsidiaries	42		(5)
Other reserves ending balance	€ (1,434)		€ (1,476)

[1]	For information on voluntary change in accounting policy, see note 5.2.16.